Net (Loss)/Income Per Share of Class A Common Stock - Potentially Dilutive Shares (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Restricted Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share					891,000	0
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share					12,312,000	11,551,000
Restricted class A common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	420,000	1,022,000	420,000	1,022,000
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	9,158,000	0	9,158,000	0
Common Stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	1,770,000	12,312,000	1,770,000	12,312,000
Public Warrants (as exercised for class A common stock) treated as liability
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	15,813,000	0	15,813,000	0
Private Placement Warrants (as exercised for class A common stock) treated as liability
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	8,325,000	0	8,325,000	0
Sponsor earn-out shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	2,372,000	0	2,372,000	0
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	2,344,000	3,561,000	2,344,000	3,561,000	3,489,000	3,856,000